Schedule of investments
Delaware Growth and Income Fund
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.13%
Communication Services — 11.83%
Alphabet Class A	159,146	$ 28,988,444
AT&T	1,191,940	22,777,973
Comcast Class A	849,759	33,276,563
Meta Platforms Class A	69,646	35,116,906
Verizon Communications	865,243	35,682,621
		155,842,507
Consumer Discretionary — 6.95%
Booking Holdings	2,803	11,104,085
General Motors	241,083	11,200,716
Kohl's	233,277	5,363,038
Leggett & Platt	227,915	2,611,906
Lowe's	124,248	27,391,714
NIKE Class B	87,310	6,580,555
TJX	247,430	27,242,043
		91,494,057
Consumer Staples — 5.26%
Altria Group	479,408	21,837,034
Philip Morris International	468,171	47,439,768
		69,276,802
Energy — 10.28%
Chevron	104,001	16,267,836
ConocoPhillips	112,097	12,821,655
Exxon Mobil	586,489	67,516,614
Marathon Petroleum	202,643	35,154,508
Valero Energy	23,120	3,624,291
		135,384,904
Financials — 22.16%
American International Group	210,714	15,643,407
Bank of New York Mellon	264,914	15,865,699
Berkshire Hathaway Class B †	7,766	3,159,209
Corebridge Financial	1,303,782	37,966,132
Evercore Class A	115,717	24,118,894
F&G Annuities & Life	24,807	943,906
Fidelity National Financial	244,371	12,076,815
Invesco	860,308	12,870,208
KeyCorp	321,439	4,567,648
Lincoln National	421,654	13,113,439
MetLife	360,724	25,319,218
Old Republic International	135,192	4,177,433
OneMain Holdings	407,622	19,765,591
PNC Financial Services Group	177,717	27,631,439
Rithm Capital	1,420,244	15,494,862
Synchrony Financial	152,187	7,181,705
TPG	94,572	3,920,009
Truist Financial	717,506	27,875,108
Western Union	1,648,116	20,139,978
		291,830,700
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare — 17.67%
Bristol-Myers Squibb	796,745	$ 33,088,820
Cigna Group	138,864	45,904,272
CVS Health	536,680	31,696,321
Gilead Sciences	568,304	38,991,337
McKesson	41,098	24,002,876
Merck & Co.	453,007	56,082,267
Pfizer	102,329	2,863,165
		232,629,058
Industrials — 6.99%
3M	185,865	18,993,544
Builders FirstSource †	116,048	16,062,204
Delta Air Lines	88,787	4,212,055
Emerson Electric	174,070	19,175,551
Honeywell International	121,231	25,887,668
Trane Technologies	23,279	7,657,162
		91,988,184
Information Technology — 17.04%
Applied Materials	32,738	7,725,841
Broadcom	28,420	45,629,162
Cisco Systems	976,233	46,380,830
Cognizant Technology Solutions Class A	53,475	3,636,300
Lam Research	10,566	11,251,205
Micron Technology	300,596	39,537,392
Motorola Solutions	53,999	20,846,314
QUALCOMM	228,698	45,552,068
TD SYNNEX	32,706	3,774,272
		224,333,384
Real Estate — 0.95%
Medical Properties Trust	867,293	3,738,033
Park Hotels & Resorts	590,166	8,840,686
		12,578,719
Total Common Stocks (cost $1,045,028,062)		1,305,358,315

Short-Term Investments — 0.27%
Money Market Mutual Funds — 0.27%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	876,355	876,355
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	876,355	876,355
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	876,355	876,355
NQ- FI1 [0624] 0824 (3772593)    1

Schedule of investments
Delaware Growth and Income Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	876,356	$ 876,356
Total Short-Term Investments (cost $3,505,421)		3,505,421

Total Value of Securities—99.40% (cost $1,048,533,483)		1,308,863,736
Receivables and Other Assets Net of Liabilities—0.60%		7,915,035
Net Assets Applicable to 86,015,401 Shares Outstanding—100.00%		$1,316,778,771

†	Non-income producing security.

2    NQ- FI1 [0624] 0824 (3772593)